Intangible Assets, Net - Summary of Intangible Assets Net (Detail) - Claims Cost Recovery Rights [Member] - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 3,872,256	$ 3,630,823	$ 84,955
Accumulated amortization	(618,549)	(267,667)	(737)
Total	$ 3,253,707	$ 3,363,156	$ 84,218